Hedging derivatives - Schedule of effectiveness of hedging, impacts on profit or loss and other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	€ 704	€ (5,483)	€ (2,097)
Ineffective recognised in the income statement	63	74	(46)
Reclassified amount of reserves to the income statement	(2,622)	1,254	(801)
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Ineffective recognised in the income statement	59	119	18
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Ineffective recognised in the income statement	72	155	46
Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Ineffective recognised in the income statement	(38)	(16)	(55)
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Ineffective recognised in the income statement	25	(20)	27
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Ineffective recognised in the income statement
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	2,592	(3,016)	(938)
Ineffective recognised in the income statement	4	(45)	(64)
Reclassified amount of reserves to the income statement	(2,622)	1,254	(801)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	2,179	(2,458)	(491)
Ineffective recognised in the income statement	2	1	(34)
Reclassified amount of reserves to the income statement	(1,647)	(370)	269
Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	7	(178)	155
Ineffective recognised in the income statement	(1)	(10)	2
Reclassified amount of reserves to the income statement	(416)	2,130	(262)
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	164	(638)	(350)
Ineffective recognised in the income statement	2	(39)	(35)
Reclassified amount of reserves to the income statement	(431)	587	(350)
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	233	258	(249)
Ineffective recognised in the income statement	1	3	3
Reclassified amount of reserves to the income statement	(128)	(1,093)	(458)
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	9	0	(3)
Ineffective recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	0	0	0
Net foreign investments hedges
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	(1,888)	(2,467)	(1,159)
Ineffective recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	0	0	0
Net foreign investments hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	(1,888)	(2,467)	(1,159)
Ineffective recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	€ 0	€ 0	€ 0